Shareholder Report, Average Annual Return (Details) 197678_Rockefeller Climate Solutions Fund_Institutional Class_TSR SemiAnnual {Institutional Class}	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	16.32%	4.81%	10.19%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	30.27%	11.45%	12.81%